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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [   ]:              Amendment Number:
This Amendment (Check only one.):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:                Voyageur Asset Management(MA) Inc.
      Address:             100 South Fifth Street, Suite 2300
                           Minneapolis, MN 55402

13F File Number: 28-2418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Cindy Linberger
Title:            Sr. Compliance Officer
Phone:            (612) 376-7128

Signature, Place and Date of Signing:

/s/ Kathleen Gorman        Minneapolis, Minnesota        Date: May 8,2006

Report type: (Check only one.):

      [ X ]  13F HOLDINGS REPORT
      [   ]  13F NOTICE
      [   ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         0
Form 13F Information Table Value Total:        $0

List of Other Included Managers:

   1. Royal Bank of Canada              13F File Number: 28-11396
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FORM 13F

AS/OF MARCH 31, 2006

NAME OF REPORTING MANAGER: VOYAGEUR ASSET MANAGEMENT (MA) INC.

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                                                                           ITEM 6:                                 ITEM 8:
                                                                    INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
                                                                   ------------------------             ----------------------------
                                              ITEM 4:     ITEM 5:
                                                FAIR       SHARES        (B) SHARED            ITEM 7:
                     ITEM 2:        ITEM 3:    MARKET        OR          AS DEFINED   (C)     MANAGERS
ITEM 1:              TITLE OF       CUSIP      VALUE     PRINCIPAL (A)       IN      SHARED   SEE INSTR.            (B)
NAME OF ISSUER       CLASS          NUMBER    (X$1000)      AMT.   SOLE   INSTR. V   OTHER        V     (A) SOLE   SHARED  (C) NONE
------------------------------------------------------------------------------------------------------------------------------------
None                                                  0          0